Conseco
                                                                    Step up (TM)
December 31, 2001





Conseco  Money  Market  Fund                                                2001

                                                                          Annual

                                                                          Report




                                                             Conseco Fund Group.

                                               Investing in step with your life.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


A Message from the President . . . . . . . . . . . . . . . . . . . . . . . .   1

Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . . .   2

Statement of Operations .. . . . . . . . . . . . . . . . . . . . . . . . . .   2

Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . .   3

Portfolio Manager's Review . . . . . . . . . . . . . . . . . . . . . . . . .   4

Schedule of Investments. . . . . . . . . . . . . . . . . . . . . . . . . . .   5

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .   7

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . . .   8

Board of Trustees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9




  THIS REPORT IS FOR THE INFORMATION OF CONSECO FUND GROUP SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO OTHER PERSONS ONLY WHEN PRECEDED, OR ACCOMPANIED
  BY, A CURRENT PROSPECTUS THAT CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                              CHARGES AND EXPENSES.

                                                              CONSECO FUND GROUP
A Message from the President                                  2001 Annual Report
--------------------------------------------------------------------------------

Dear  Fellow  Shareholder:

     It was a year to remember, certainly one we won't forget. When we look back at 2001, September 11 will be the year's defining event.

     In what had already been a challenging year for most investors, the tragedies in New York, Washington D.C. and Pennsylvania heightened existing fears of a recession and prompted some investors to re-think their investment strategies. The result was a dramatic re-pricing of risk as investors flocked to safety and liquidity. After the initial tumult, the markets quickly began down the road to recovery.

     It is only natural for investors to be concerned with the economy. Economic growth began showing signs of laboring as 2000 came to an end, and continued to slow in the first half of 2001. The Federal Reserve (the "Fed") responded early in the year by easing monetary policy and continued to cut interest rates at an unprecedented pace, slicing the federal funds rate by nearly two-thirds in only 11 months. Unfortunately, it wasn't enough to keep the country out of a recession. In November, the National Bureau of Economic Research ended months of speculation by declaring that the economy had indeed entered into its first sustained period of negative growth in more than a decade.

     The good news is that the recession is nearing the length of the average post-war downturn, the economy is showing signs of life, and inflation remains a non-issue for now. Once again, the markets and the economy have proven that they are nothing if not resilient.

     Although the markets briefly came to life in early January and again in April, concerns about weakening corporate profits took a toll on the struggling domestic economy. Nearly every industry faced difficult times throughout the year.

     While stocks generally struggled for most of the year, bright spots could be found in the bond markets--most notably, the investment-grade corporate arena. With the Feds rate-cutting action, many investors sought comfort in bonds. In fact, last year, net flows into high-grade corporate bond funds nearly matched those into equity funds.

     While it is impossible to predict the future of the markets, investors can plan for future needs by staying focused on long-term investment goals. Depending on your personal objectives, it is important to keep your investment portfolio diversified to withstand the volatility of the market.

     I encourage you to read the portfolio managers commentaries on the ensuing pages to find out more specific information about your funds performance. Our confidence remains stronger than ever in the analysts and portfolio managers who make day-to-day decisions critical to your fund. As I stated in the 2001 Mid-Year Report, I believe that over the long haul, our holdings will realize their investment return goals.

     We appreciate the trust you have placed in us, and thank you for the continued support and confidence. We remain committed to the same exhaustive process that allows us to respond to the dynamics of the rapidly changing marketplace.

Sincerely,

MAXWELL  E.  BUBLITZ,  CFA

President & Trustee
Conseco Fund Group

President & CEO
Conseco Capital Management, Inc.

Senior Vice President of Investments
Conseco, Inc.

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------
December 31, 2001

ASSETS:
Investments in securities at cost . . . . . . . . . . . . . . . . . . . . .  $104,161,762
------------------------------------------------------------------------------------------
Investments in securities at value. . . . . . . . . . . . . . . . . . . . .  $104,161,762
Interest receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . .        88,529
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           811
Prepaid assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,388
------------------------------------------------------------------------------------------
  Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   104,255,490
------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries . . . . . . . . . . . . . . . . .        37,979
Accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        71,347
Payable for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . .       254,990
------------------------------------------------------------------------------------------
  Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . .       364,316
------------------------------------------------------------------------------------------
  Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $103,891,174
------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $103,876,302
Accumulated undistributed realized gain . . . . . . . . . . . . . . . . . .        14,872
------------------------------------------------------------------------------------------
  Net Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $103,891,174
------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  (unlimited shares authorized, no par value) . . . . . . . . . . . . . . .   103,876,302
------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share. . . . . . .  $       1.00
------------------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------

For the period ended December 31, 2001(a)

INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  4,287,811
==========================================================================================
EXPENSES:
Investment advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . .       616,608
Administration fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       246,643
Transfer agent fees and expenses. . . . . . . . . . . . . . . . . . . . . .        30,782
Registration and filing fees. . . . . . . . . . . . . . . . . . . . . . . .        27,964
Custody fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        20,502
Audit fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,996
Legal fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,932
Reports - printing. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        31,534
Director fees and expenses. . . . . . . . . . . . . . . . . . . . . . . . .        13,034
Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,900
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,494
------------------------------------------------------------------------------------------
  Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,011,389
------------------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3) . . . . . . . . . . . .      (518,103)
------------------------------------------------------------------------------------------
  Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       493,286
------------------------------------------------------------------------------------------
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .  $  3,794,525
------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments . . . . . . . . . . . . . . . . .        14,872
==========================================================================================
Net increase in net assets from operations. . . . . . . . . . . . . . . . .  $  3,809,397
==========================================================================================

(a)  Period from May 4, 2001 (commencement of operations) through December 31, 2001

   The accompanying notes are an integral part of these financial statements.

                                                                        CONSECO FUND GROUP
STATEMENT OF CHANGES IN NET ASSETS                                      2001 Annual Report
------------------------------------------------------------------------------------------

For the period ended December 31
                                                                               2001(a)
                                                                            --------------
OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .  $   3,794,525
Net realized gain on sale of investments . . . . . . . . . . . . . . . . .         14,872
------------------------------------------------------------------------------------------
  Net increase from operations . . . . . . . . . . . . . . . . . . . . . .      3,809,397
------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income . . . . . . . . . . . . . . . . . . . . . . .     (3,794,525)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    440,968,232
Reinvested dividends and distributions . . . . . . . . . . . . . . . . . .      3,774,605
Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (340,866,535)
------------------------------------------------------------------------------------------
  Net increase from capital share transactions . . . . . . . . . . . . . .    103,876,302
------------------------------------------------------------------------------------------
  Total increase in net assets . . . . . . . . . . . . . . . . . . . . . .    103,891,174
------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . .              -
------------------------------------------------------------------------------------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 103,891,174
------------------------------------------------------------------------------------------
SHARE DATA:
Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    440,968,232
Reinvested dividends and distributions . . . . . . . . . . . . . . . . . .      3,774,605
Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (340,866,535)
------------------------------------------------------------------------------------------
  Net increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    103,876,302
------------------------------------------------------------------------------------------
Shares outstanding:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . .              -
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    103,876,302
------------------------------------------------------------------------------------------

(a) Period from May 4, 2001 (commencement of operations) through December 31, 2001

   The accompanying notes are an integral part of these financial statements.

Portfolio  Managers  Review
--------------------------------------------------------------------------------


     This year, particularly the second half, was characterized by political and global economic uncertainty. This was brought on by the economic recession that began in March, and was compounded by the terrorist attacks of September 11th. Following the attacks, the Fed continued to pump liquidity into the financial markets. During 2001, we witnessed the most aggressive easing campaign of Chairman Greenspans Fed career. The Fed lowered the Fed Funds rate 11 times for an astounding total of 425 basis points, taking the overnight rate to a 40 year low of 1.75%.

     In the fourth Quarter, the corporate markets were shocked by the bankruptcy of energy trading giant Enron. Investors increased credit focus and fled to quality names, resulting in an increased tiering of the corporate market.

     The US Commercial paper market declined by 10.9% during 2001 as many issuers took advantage of lower absolute rates and sought financing through long-term issuance. Supply declined as issuers lost access to the commercial paper market due to downgrades. Other issuers were shut out of the commercial paper market over concerns of accounting issues and liquidity.

     With the expectation that the easing cycle has come to an end, and that economic recovery will lead to Fed tightening later in the year, we have shortened the portfolios average days to maturity. We continue to focus on commercial paper as our primary investment given the yield advantage over other money market instruments. Taxable municipal floating rate bonds also provide significant yield; and we look to maintain our exposure to this area to provide diversification.

GREGORY J. HAHN, CFA

Chief Investment Officer
Portfolio Manager
Conseco Capital Management, Inc.

                                                              CONSECO FUND GROUP
Schedule of Investments                                       2001 Annual Report
---------------------------------------------------------------------------------

December 31, 2001

     SHARES OR
  PRINCIPAL AMOUNT                                           VALUE
---------------------                                     -----------
CORPORATE BONDS (3.7%)
$        250,000  AT&T Capital Corporation,
                  6.750%, due 02/04/2002. . . . . . . . . $   250,485
         300,000  Bank of America Corp.,
                  8.375%, due 03/15/2002. . . . . . . . .     302,251
          12,374  Dow Chemical, Inc., 7.600%,
                  due 01/02/2002. . . . . . . . . . . . .      12,374
         900,000  General Motors Acceptance Corp.,
                  2.320%, due 02/01/2002 (a). . . . . . .     900,052
         150,000  General Motors Acceptance Corp.,
                  6.750%, due 02/07/2002. . . . . . . . .     150,344
         250,000  Jackson Tube Service, Inc.,
                  2.080%, due 09/01/2018 (b). . . . . . .     250,000
         500,000  KL Morris Family, LP, 2.080%,
                  due 02/01/2020 (b). . . . . . . . . . .     500,000
         200,000  Neill-Laville Supply Corp.,
                  2.080%, due 05/01/2008 (b). . . . . . .     200,000
         500,000  Southwestern Bell Telephone Corp.,
                  1.838%, due 03/14/2002 (a). . . . . . .     499,966
         800,000  Textron Financial Corp.,
                  2.661%, due 03/18/2002 (a). . . . . . .     800,354
                                                          -----------

                  TOTAL CORPORATE BONDS
                  (cost $3,865,826) . . . . . . . . . . .   3,865,826
                                                          -----------

MUNICIPAL BONDS (10.1%)
         180,000  Butler County Surgical Corp., 2.080%,
                  due 10/01/2019 (b). . . . . . . . . . .     180,000
         500,000  California Housing Financial Agency,
                  2.150%, due 08/01/2029 (b). . . . . . .     500,000
         220,000  Consolidated Edison, Inc.,
                  6.625%, due 02/01/2002. . . . . . . . .     220,355
         523,000  County of Genesee, MI, 2.120%,
                  due 03/01/2004 (b). . . . . . . . . . .     523,000
         700,000  Delzer Litho, Waukesha, WI,
                  2.150%, due 08/01/2015 (b). . . . . . .     700,000
       1,200,000  Kent County MI Tax, 2.120%,
                  due 03/01/2004 (b). . . . . . . . . . .   1,200,000
       2,000,000  Philadelphia Authority for Industry,
                  1.950%, due 07/01/2010 (b). . . . . . .   2,000,000
       1,885,000  St. Francis Healthcare Hawaii,
                  2.650%, due 08/01/2012 (c). . . . . . .   1,885,000
       2,000,000  Student Loan Finance Association
                  Washington Education, 2.200%,
                  due 12/01/2036 (d). . . . . . . . . . .   2,000,000
       1,233,000  Wayne County, MI, 2.200%,
                  due 03/01/2002 (b). . . . . . . . . . .   1,233,000
                                                          -----------

                  TOTAL MUNICIPAL BONDS
                  (cost $10,441,355). . . . . . . . . . .  10,441,355
                                                          -----------

COMMERCIAL PAPER (73.6%)
BUSINESS SERVICES (1.9%)
       2,000,000  International Lease Finance Corp.,
                  2.340%, due 01/14/2002. . . . . . . . .   1,998,310
                                                          -----------

   SHARES OR
PRINCIPAL AMOUNT                                             VALUE
----------------                                          -----------
CHEMICALS AND ALLIED PRODUCTS (7.4%)
$        736,000  Estee Lauder Companies, Inc.,
                  2.300%, 01/17/2002. . . . . . . . . . . $   735,248
       2,000,000  Kimberly Clark Worldwide,
                  1.750%, due 02/22/2002. . . . . . . . .   1,994,944
       2,000,000  L'Oreal USA, 1.850%,
                  due 01/22/2002. . . . . . . . . . . . .   1,997,842
       1,000,000  Pfizer, Inc., 2.210%,
                  due 01/23/2002. . . . . . . . . . . . .     998,649
       2,000,000  Proctor & Gamble, Inc. 1.780%,
                  due 02/12/2002. . . . . . . . . . . . .   1,995,847
                                                          -----------
                                                            7,722,530
                                                          -----------

COMMUNICATIONS BY PHONE, TELEVISION,
RADIO, CABLE (2.7%)
         750,000  Verizon Global Funding,
                  1.810%, due 01/15/2002. . . . . . . . .     749,472
       2,000,000  Verizon Global Funding, 2.340%,
                  due 01/11/2002. . . . . . . . . . . . .   1,998,700
                                                          -----------
                                                            2,748,172
                                                          -----------

DEPOSITORY INSTITUTIONS (24.3%)
       3,000,000  Bank One Corp., 1.950%,
                  due 01/16/2002. . . . . . . . . . . . .   2,997,563
       2,000,000  BNP Paribas Finance, Inc.,
                  1.880%, due 01/07/2002. . . . . . . . .   1,999,373
       2,000,000  Dakota Certificates, 1.900%,
                  due 01/18/2002. . . . . . . . . . . . .   1,998,205
       2,000,000  J.P. Morgan Chase Corp.,
                  1.800%, due 02/11/2002. . . . . . . . .   1,995,900
       2,000,000  Montauk Funding Corp.,
                  1.900%, due 02/08/2002. . . . . . . . .   1,995,989
       1,000,000  Montauk Funding Corp., 2.340%,
                  due 01/14/2002. . . . . . . . . . . . .     999,155
       2,000,000  Principal Resident Mortgage Corp.,
                  2.150%, due 01/29/2002. . . . . . . . .   1,996,656
       3,250,000  Royal Bank of Canada, 1.880%,
                  due 02/05/2002. . . . . . . . . . . . .   3,244,060
       2,000,000  Scotia Bank, Inc., 1.920%.
                  Due 01/07/2002. . . . . . . . . . . . .   1,999,360
       2,000,000  Swedbank Corp, 1.880%,
                  due 01/07/2002. . . . . . . . . . . . .   1,999,373
       2,000,000  UBS Finance, 1.850%,
                  due 01/14/2002. . . . . . . . . . . . .   1,998,664
       2,000,000  West Deutsche Landesbank Corp.,
                  1.9100%, due 01/07/2002 . . . . . . . .   1,999,383
                                                          -----------
                                                           25,223,681
                                                          -----------

ELECTRIC, GAS, WATER, COGENERATION,
SANITARY SERVICE (4.8%)
       2,000,000  Duke Energy Corp., 1.770%,
                  due 01/14/2002. . . . . . . . . . . . .   1,998,721
       3,000,000  Sempra Energy, 1.980%,
                  due 01/11/2002. . . . . . . . . . . . .   2,998,350
                                                          -----------
                                                            4,997,071
                                                          -----------

   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
--------------------------------------------------------------------------------

December 31, 2001


   SHARES OR
PRINCIPAL AMOUNT                                          VALUE
----------------                                       -----------
ENGINEERING, ACCOUNTING, RESEARCH,  MANAGEMENT
& RELATED SERVICES (1.9%)
$      2,000,000  Abbott Labs, Corp., 1.800%,
                  due 01/24/2002. . . . . . . . . . .  $ 1,997,700
                                                       -----------
FABRICATED METAL, MACHINERY (2.9%)
       3,000,000  General Dynamics Corp.,
                  1.890%, due 02/15/2002. . . . . . .    2,992,913
                                                       -----------
FOOD AND KINDRED PRODUCTS (7.4%)
       2,000,000  Anheuser Busch, 1.750%,
                  due 01/18/2002. . . . . . . . . . .    1,998,347
       2,000,000  Coca Cola Enterprises,
                  1.870%, due 02/04/2002. . . . . . .    1,996,468
       1,750,000  Golden Funding Corp.,
                  2.100%, due 01/28/2002. . . . . . .    1,747,244
       2,000,000  Kraft Foods, Inc., 1.720%,
                  due 01/31/2002. . . . . . . . . . .    1,997,000
                                                       -----------
                                                         7,739,059
                                                       -----------

INSURANCE AGENTS, BROKERS & SERVICE  (2.9%)
       2,000,000  Hartford Financial Services Corp.,
                  1.800%, due 02/12/2002. . . . . . .    1,995,800
                                                       -----------
       1,000,000  Marsh & McClennan Corp.,
                  2.250%, due 01/09/2002. . . . . . .      999,500
                                                       -----------
                                                         2,995,300
                                                       -----------

MEASURING INSTRUMENTS, PHOTO GOODS,
WATCHES (1.9%)
       2,000,000  Medtronic, Inc., 1.760%,
                  due 01/18/2002. . . . . . . . . . .    1,998,338
                                                       -----------

NON-DEPOSITORY CREDIT INSTITUTIONS (6.7%)
       3,000,000  Aegon Funding Corp., 2.310%,
                  due 01/10/2002. . . . . . . . . . .    2,998,267
       1,000,000  General Electric Capital Corp.,
                  2.040%, 01/18/2002. . . . . . . . .      999,037
       1,000,000  General Electric Capital Corp.,
                  1.800%, 03/27/2002. . . . . . . . .      995,750
       2,000,000  Harley-Davidson Funding Corp.,
                  1.810%, due 02/07/2002. . . . . . .    1,996,279
                                                       -----------
                                                         6,989,333
                                                       -----------

PRINTING, PUBLISHING AND ALLIED INDUSTRIES (4.9%)
       2,000,000  New York Times Corp.,
                  1.850%, due 01/11/2002. . . . . . .    1,998,972
       1,067,000  The Tribune Co., 2.050%,
                  due 02/07/2002. . . . . . . . . . .    1,064,752
       2,000,000  Xtra, Inc., 2.000%,
                  due 01/10/2002. . . . . . . . . . .    1,999,000
                                                       -----------
                                                         5,062,724
                                                       -----------

SECURITY AND COMMODITY BROKERS (3.9%)
       2,000,000  Goldman Sachs Group, Inc.,
                  2.250%, due 01/10/02. . . . . . . .    1,998,875
       2,000,000  Morgan Stanley Group, Inc.,
                  1.800%, due 01/18/2002. . . . . . .    1,998,300
                                                       -----------
                                                         3,997,175
                                                       -----------

                  TOTAL COMMERCIAL PAPER
                  (cost $76,462,306) . . . . . . . .    76,462,306
                                                       -----------

   SHARES OR
PRINCIPAL AMOUNT                                          VALUE
----------------                                       -----------
U.S. GOVERNMENT OBLIGATIONS (2.9%)
      3,000,000  Federal Home Loan Mortgage Corp.
                 Discount Note, 2.300%,
                 due 01/10/2002 . . . . . . . . . . .  $ 2,998,275
                                                       -----------

                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (cost $2,998,275)  . . . . . . . . .    2,998,275
                                                       -----------

SHORT-TERM INVESTMENTS (10.0%)
      10,394,000  Nations Treasury Reserve. . . . . .   10,394,000
                                                       -----------

                  TOTAL SHORT-TERM INVESTMENTS
                  (cost $10,394,000). . . . . . . . .   10,394,000
                                                      ------------

TOTAL INVESTMENTS (cost $104,161,762) (100.3%). . . . $104,161,762
                                                      ------------
LIABILITIES, LESS OTHER ASSETS (-0.3%). . . . . . . .    (270,588)
                                                      ------------
TOTAL NET ASSETS (100.0%) . . . . . . . . . . . . . . $103,891,174
                                                      ============

----------------
(a) VARIABLE COUPON RATE.
(b) VARIABLE COUPON RATE. PUTABLE AT $100 AND RATE RESET effective 01/03/2002.
(c) VARIABLE COUPON RATE. PUTABLE AT $100 AND RATE RESET effective 01/09/2002.
(d) VARIABLE COUPON RATE. PUTABLE AT $100 AND RATE RESET effective 01/11/2002.

   The accompanying notes are an integral part of these financial statements.

                                                              CONSECO FUND GROUP
Notes to Financial Statements                                 2001 Annual Report
--------------------------------------------------------------------------------

1.   Organization

     The Conseco Money Market Fund (the "Fund") is a series of the Conseco Fund Group (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is a series type of mutual fund which issues separate series of shares of beneficial interest, each of which represents a separate portfolio of investments.

     The Fund became operational and available for sale on May 4, 2001. It currently offers Class Y shares and is authorized to issue an unlimited number of shares. Class Y shares are available at no sales charge to certain institutional investors and qualifying individual investors. The Fund invests exclusively in high quality short-term money market instruments.

2.   Significant  Accounting  Policies

Security Valuation, Transactions, and Related Investment Income

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis.

     The Board of Trustees (the "Trustees") determined that the Conseco Money Market Fund will value investments at amortized cost, which is conditioned on the Funds compliance with certain provisions contained in Rule 2a-7 of the 1940 Act. The investment adviser of the Fund continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Conseco Money Market Fund investments are valued at fair value (as determined by the Trustees in good faith).

Dividends  to  Shareholders

     Dividends from the Conseco Money Market Fund will be declared on each business day and are distributed on the first day of each month. However, the Trustees may decide to declare dividends at other intervals.

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income, and realized and unrealized gain (losses). Any taxable income or gain of the Fund remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund.

Federal  Income  Taxes

     For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Expenses

     Expenses shared by the Trust are allocated to each Fund based upon current net assets. Expenses directly attributable to a Fund are charged to operations. The Fund pays the expenses of its Trustees who are not affiliated persons of the Adviser or the Trust.

Use  of  Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3.   Agreements  with  Subsidiaries  of  Conseco

Investment  Advisory  Agreement

     Conseco Capital Management, Inc. (the Adviser), supervises the Trusts management and investment program, performs a variety of services in connection with the management and operation of the Fund and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser or the Trust. The total fees incurred for such services for the period from May 4, 2001 (commencement of operations) through December 31, 2001 were $616,608.

     The Adviser is a wholly-owned subsidiary of Conseco, Inc. (Conseco), a publicly-held specialized financial services holding company listed on the New York Stock Exchange. Under the investment advisory agreement, the Adviser receives an investment advisory fee equal to an annual rate of 0.50% of the average daily net asset value of the Fund. The Adviser also manages other registered investment companies and the invested assets of its parent company, Conseco, which owns or manages several life insurance subsidiaries. The Adviser has contractually agreed to reimburse the Fund to the extent that the ratio of expenses to net assets on an annual basis exceeds 0.40%. The Adviser may discontinue this contractual limit at any time after April 30, 2002.

     Further, under the terms of this agreement, the Adviser may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years from the fiscal year such amounts were waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

YEAR  OF  EXPIRATION   AMOUNT
--------------------  --------
December 31, 2004     $518,103

     At December 31, 2001, Conseco and affiliates owned 99.2% of the shares outstanding of the Conseco Money Market Fund.

Administration  Agreement

     Conseco Services, LLC (the "Administrator"), a wholly-owned subsidiary of Conseco, supervises the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervises the maintenance of books and records of the Fund and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of 0.20% of the average daily net assets of the Fund. The total fees incurred for such services for the period from May 4, 2001 (commencement of operations) through December 31, 2001 were $246,643. The Administrator has contractually agreed to reimburse the Fund to the extent that the ratio of expenses to net assets on an annual basis exceeds the expense limitations as stated above for the investment advisory agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2002.

Principal  Underwriter  Agreement

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement, initially approved by the Trustees. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Fund will be continuously offered and are sold by selected brokers, dealers and other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well as any advertising or sales literature.

4.   Distribution to Shareholders

     On a tax basis, the Fund paid ordinary income distributions of $3,794,525 during the period ended December 31, 2001.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding during the period ended December 31
                                                                2001(a)
                                                               ---------
Net asset value per share, beginning of period. . . . . . . .  $   1.00
Income from investment operations:
  Net investment income . . . . . . . . . . . . . . . . . . .      0.02
  Net realized gains and change in unrealized
  appreciation or depreciation on investments (e) . . . . . .      0.00
------------------------------------------------------------------------
Total income from investment operations . . . . . . . . . . .      0.02
------------------------------------------------------------------------
Distributions:
  Dividends from net investment income. . . . . . . . . . . .     (0.02)
  Net asset value per share, end of period. . . . . . . . . .  $   1.00
------------------------------------------------------------------------
Total return (b)(c) . . . . . . . . . . . . . . . . . . . . .      1.93%
------------------------------------------------------------------------
Ratios/supplemental data:
  Net assets (dollars in thousands), end of period. . . . . .  $103,891
  Ratio of expenses to average net assets (b)(d):
    Before expense reimbursement. . . . . . . . . . . . . . .      0.82%
    After expense reimbursement . . . . . . . . . . . . . . .      0.40%
  Ratio of net investment income to average net assets (b)(d)      3.07%

----------------
(a) For the period from May 4, 2001 (commencement of operations) through December 31, 2001
(b) The Adviser and Administrator have contractually agreed to reimburse the Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, 0.40%. This contractual limit may be discontinued at any time after April 30, 2002.
(c) Not annualized.
(d) Annualized.
(e) Amount calculated is less than $0.005 per share.


REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Conseco Money Market Fund:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Conseco Money Market Fund, (one of the portfolios constituting the Conseco Fund Group, hereafter referred to as the "Fund") at December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.


/s/  PricewaterhouseCoopers  LLP

PricewaterhouseCoopers  LLP
Chicago,  Illinois
February  22,  2002

                                                                                                      CONSECO FUND GROUP
Board  of  Trustees                                                                                 2001  Annual  Report
------------------------------------------------------------------------------------------------------------------------


NAME, (AGE)                 POSITION HELD                   PRINCIPAL OCCUPATION(S)
ADDRESS                     WITH TRUST                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
WILLIAM P. DAVES, JR. (76)  Chairman of the Board, Trustee  Consultant to insurance and healthcare industries. Director,
11825 N. Pennsylvania St.   Since December 1996             Chairman and Chief Executive Officer, FFG Insurance Co.
Carmel, IN 46032                                            Chairman of the Board and Trustee of other mutual funds
                                                            managed by the Adviser.

MAXWELL E. BUBLITZ* (46)    President and Trustee           Chartered Financial Analyst. CEO, President and Director,
11825 N. Pennsylvania St.   Since December 1996             Adviser. Senior Vice President, Investments of Conseco, Inc.
Carmel, IN 46032                                            President and Trustee of other mutual funds managed by
                                                            the Adviser.

GREGORY J. HAHN* (41)       Vice President for Investments  Chartered Financial Analyst. Senior Vice President, Adviser.
11825 N. Pennsylvania St.   and Trustee                     Portfolio Manager of the fixed income portion of Balanced
Carmel, IN 46032            Since December 1996             and Fixed Income Funds. Trustee and portfolio manager of
                                                            other mutual funds managed by the Adviser.

HAROLD W. HARTLEY (78)      Trustee                         Chartered Financial Analyst. Director, Ennis Business Forms,
11825 N. Pennsylvania St.   Since December 1996             Inc. Retired, Executive Vice President, Tenneco Financial
Carmel, IN 46032                                            Services, Inc. Trustee of other mutual funds managed by
                                                            the Adviser.

DR. R. JAN LECROY (70)      Trustee                         Director, Southwest Securities Group, Inc. Retired, President,
11825 N. Pennsylvania St.   Since December 1996             Dallas Citizens Council. Trustee of other mutual funds man-
Carmel, IN 46032                                            aged by the Adviser.

DR. JESS H. PARRISH (74)    Trustee                         Higher Education Consultant. Former President, Midland
11825 N. Pennsylvania St.   Since December 1996             College. Trustee of other mutual funds managed by the
Carmel, IN 46032                                            Adviser.

DAVID N. WALTHALL (56)      Trustee
11825 N. Pennsylvania St.   Since October 1998              Principal, Walthall Asset Management. Former President,
Carmel, IN 46032                                            Chief Executive Officer and Director of Lyrick Corporation.
                                                            Formerly, President and CEO, Heritage Media Corporation.
                                                            Formerly, Director, Eagle National Bank. Trustee of other
                                                            mutual funds managed by the Adviser.

* The Trustee so indicated is an interested person as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.
  All Trustees will serve until their successors are duly elected and qualified.
  All  Trustees oversee the 18 portfolios that make up the Conseco fund complex including  Conseco  Fund  Group,
     Conseco  Series  Trust,  Conseco  Strategic Income  Fund  and  Conseco  StockCar  Stocks  Mutual  Fund,  Inc.



INVESTMENT ADVISER                           DISTRIBUTOR
     Conseco Capital Management, Inc.             Conseco Equity Sales, Inc.
     Carmel, IN                                   Carmel, IN

TRANSFER  AGENT                              CUSTODIAN
     US Bancorp Fund Services, LLC                The Bank of New York
     Milwaukee, WI                                New York, NY

INDEPENDENT  ACCOUNTANTS                     LEGAL COUNSEL
     PricewaterhouseCoopers LLP                   Kirkpatrick & Lockhart LLP
     Chicago, IL                                  Washington, DC

                               CONSECO FUND GROUP

                                 distributed by
                           CONSECO EQUITY SALES, INC.
                 11815 N. Pennsylvania Street, Carmel, IN 46032

Shareholder Services: (800) 986-3384
Broker/Dealer and RIA Services: (800) 825-1530              www.consecofunds.com